Revision of Previously Issued Financial Statements (Details) - Schedule of Impact of the Revision	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares
As previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Income taxes payable	$ 245,222	$ 245,222
Total current liabilities	4,004,192	4,004,192
Total Liabilities	8,845,123	8,845,123
Accumulated deficit	(8,597,035)	(8,597,035)
Total Stockholders’ Deficit	(8,596,608)	(8,596,608)
Formation and operating costs	709,836	900,007
Loss from operations	(709,836)	(900,007)
Loss before provision for income taxes	(487,694)	(478,579)
Net Loss	$ (534,914)	(567,378)
Income taxes payable		$ 88,799
Basic and diluted weighted average common stock outstanding (in Shares) | shares	3,457,807
As previously reported [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Basic and diluted weighted average common stock outstanding (in Shares) | shares	2,441,063	2,441,063
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ (0.08)	$ (0.1)
As previously reported [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Basic and diluted weighted average common stock outstanding (in Shares) | shares		3,457,807
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ (0.08)	$ (0.1)
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Income taxes payable	$ (149,000)	$ (149,000)
Total current liabilities	(149,000)	(149,000)
Total Liabilities	(149,000)	(149,000)
Accumulated deficit	149,000	149,000
Total Stockholders’ Deficit	149,000	149,000
Formation and operating costs	(149,000)	(149,000)
Loss from operations	149,000	149,000
Loss before provision for income taxes	149,000	149,000
Net Loss	$ 149,000	149,000
Income taxes payable		$ (149,000)
Adjustment [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ 0.01	$ 0.03
Adjustment [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ 0.01	$ 0.03
As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Income taxes payable	$ 96,222	$ 96,222
Total current liabilities	3,855,192	3,855,192
Total Liabilities	8,696,123	8,696,123
Accumulated deficit	(8,448,035)	(8,448,035)
Total Stockholders’ Deficit	(8,447,608)	(8,447,608)
Formation and operating costs	560,836	751,007
Loss from operations	(560,836)	(751,007)
Loss before provision for income taxes	(338,694)	(329,579)
Net Loss	$ (385,914)	(418,378)
Income taxes payable		$ (60,201)
As revised [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ (0.07)	$ (0.07)
As revised [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ (0.07)	$ (0.07)